As filed with the U.S. Securities and Exchange Commission on April 13, 2007

Securities Act File No. 33-43446

Investment Company Act File No. 811-6444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 70

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 70

(Check appropriate box or boxes.)

Legg Mason Partners Equity Trust

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Equity Trust

300 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

COPY TO:

Burton M. Leibert, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on April 16, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

The Registrant, a Maryland business trust, is the successor issuer to Legg Mason Partners Investment Trust, a Massachusetts business trust (the “Predecessor Registrant”). By filing this Post-Effective Amendment to the currently effective Registration Statement on Form N-1A of the Predecessor Registrant (File No. 33-43446), the Registrant expressly adopts the Registration Statement of the Predecessor Registrant as its own Registration Statement for all purposes of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, effective April 16, 2007. The prospectuses (Part A of Form N-1A) and statements of additional information (Part B of Form N-1A) filed on April 11, 2007 as part of Post-Effective Amendment No. 68 (File No. 811-6444) and April 12, 2007 as part of Post-Effective Amendment No. 69 (File No. 811-6444) to the Predecessor Registrant’s Registration Statement on Form N-1A are hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 23.	Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) on October 21, 1991 (File Nos. 33-43446 and 811-6444).

(a)(1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is filed herewith.

(2) Designation	of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is filed herewith.

(b)	The Registrant’s By-Laws dated October 4, 2006 are filed herewith.

(c)	Not Applicable.

(d)(1) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Aggressive Growth Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 61”).

(2) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Convertible Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 61.

(3) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Diversified Large Cap Growth Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 61.

(4) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Dividend Strategy Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 61.

(5) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Emerging Markets Equity Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 61.

(6) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Financial Services Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 61.

(7) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Fundamental Value Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 61.

(8) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners International All Cap Opportunity, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 61.

(9) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners All Cap Fund, and Legg Mason Capital Management Inc. (“LMCM”) is to be filed by amendment.

(10) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Small Cap Value Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 61.

(11) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Appreciation Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement as filed with the SEC on January 10, 2007 (“Post-Effective Amendment No. 62”).

(12) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Capital and Income Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(13) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Capital Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(14) Management Agreement between the Registrant, on behalf of Legg Mason Partners Classic Values Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement as filed with the SEC on January 17, 2007 (“Post-Effective Amendment No. 63”).

(15) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Equity Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(16) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Global Equity Fund, and LMPFA is to be filed by amendment.

(17) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Investors Value Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(18) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Large Cap Growth Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(19) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Lifestyle Allocation 100%, and LMPFA is to be filed by amendment.

(20) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Lifestyle Allocation 30%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(21) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Lifestyle Allocation 50%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(22) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Lifestyle Allocation 70%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(23) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Lifestyle Allocation 85%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(24) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Lifestyle Income Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(25) Management Agreement between the Registrant, on behalf of Legg Mason Partners Mid Cap Core Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 63.

(26) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners S&P 500 Index Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(27) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Small Cap Core Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(28) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Small Cap Growth Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(29) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Social Awareness Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 62.

(30) Form of Subadvisory Agreement between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”), with respect to Legg Mason Partners Aggressive Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 61.

(31) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners All Cap Fund, is incorporated herein by reference to Post-Effective Amendment No. 61.

(32) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Convertible Fund, is incorporated herein by reference to Post-Effective Amendment No. 61.

(33) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Diversified Large Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 61.

(34) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Dividend Strategy Fund, is incorporated herein by reference to Post-Effective Amendment No. 61.

(35) Form of Subadvisory Agreement between LMPFA and Legg Mason International Equities Limited (“LMIE”), with respect to Legg Mason Partners Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 61.

(36) Form of Subadvisory Agreement between LMPFA and Barrett Associates, Inc. (“Barrett”), with respect to Legg Mason Partners Financial Services Fund, is to be filed by amendment.

(37) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Fundamental Value Fund, is incorporated herein by reference to Post-Effective Amendment No. 61.

(38) Form of Subadvisory Agreement between LMPFA and Brandywine Global Investment Management, LLC (“Brandywine”), with respect to Legg Mason Partners International All Cap Opportunity Fund, is to be filed by amendment.

(39) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Small Cap Value Fund, is incorporated herein by reference to Post-Effective Amendment No. 61.

(40) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Appreciation Fund, is incorporated herein by reference to Post-Effective Amendment No. 62.

(41) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Capital and Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 62.

(42) Form of Subadvisory Agreement between ClearBridge and Western Asset Management Company (“WAM”), with respect to Legg Mason Partners Capital and Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 62.

(43) Form of Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”), with respect to Legg Mason Partners Capital and Income Fund, is to be filed by amendment.

(44) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Capital Fund, is incorporated herein by reference to Post-Effective Amendment No. 62.

(45) Subadvisory Agreement between LMPFA and Olstein Capital Management, L.P. (“Olstein”), with respect to Legg Mason Partners Classic Values Fund, is to be filed by amendment.

(46) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 62.

(47) Form of Subadvisory Agreement between LMPFA and Batterymarch Financial Management, Inc. (“Batterymarch”), with respect to Legg Mason Partners Global Equity Fund, is to be filed by amendment.

(48) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Investors Value Fund, is incorporated herein by reference to Post-Effective Amendment No. 62.

(49) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Large Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 62.

(50) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Lifestyle Allocation 100%, is to be filed by amendment.

(51) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Lifestyle Allocation 30%, is incorporated herein by reference to Post-Effective Amendment No. 62.

(52) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Lifestyle Allocation 50%, is incorporated herein by reference to Post-Effective Amendment No. 62.

(53) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Lifestyle Allocation 70%, is incorporated herein by reference to Post-Effective Amendment No. 62.

(54) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Lifestyle Allocation 85%, is incorporated herein by reference to Post-Effective Amendment No. 62.

(55) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Lifestyle Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 62.

(56) Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Mid Cap Core Fund, is incorporated herein by reference to Post-Effective Amendment No. 63.

(57) Form of Subadvisory Agreement between LMPFA and Batterymarch, with respect to Legg Mason Partners S&P 500 Index Fund, is incorporated herein by reference to Post-Effective Amendment No. 62.

(58) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Small Cap Core Fund, is incorporated herein by reference to Post-Effective Amendment No. 62.

(59) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason Partners Small Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 62.

(60) Form of Subadvisory Agreement between LMPFA and Legg Mason Investment Counsel, LLC (“LMIC”), with respect to Legg Mason Partners Social Awareness Fund, is to be filed by amendment.

(e)(1) Form of Distribution Agreement with Citigroup Global Markets, Inc. (“CGMI”) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 16, 2000 (“Post-Effective Amendment No. 30”).

(2) Form of Distribution Agreement with PFS Distributors, Inc. (“PFS”) is incorporated by reference to Post-Effective Amendment No. 30.

(3) Form of Amendment to the Distribution Agreement with Citigroup Global Markets, Inc. (“CGMI”), dated as of December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 56 filed on January 27, 2006 (“Post-Effective Amendment No. 56”).

(4) Form of Amendment of Distribution Agreement and Assumption of Duties and Responsibilities, among the Registrant, PFS Distributors, Inc. and PFS Investments, Inc. (“PFS”), dated as of December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 56.

(5) Form of Distribution Agreement with Legg Mason Investor Services, LLC (“LMIS”) dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 57 filed on March 30, 2006 (“Post-Effective Amendment No. 57”).

(f)(1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 5, 2006 (“Post-Effective Amendment No. 60”).

(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 61.

(3) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 61.

(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 61.

(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 61.

(g) Form of Custodian Services Agreement between the Registrant and State Street Bank and Trust Company dated as of January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 56.

(h)(1) Transfer Agency and Services Agreement dated January 1, 2006 between the Registrant and PFPC Inc. (“PFPC”) is incorporated herein by reference to Post-Effective Amendment No. 56.

(2) Form of License Agreement between the Registrant Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 58”).

(3) License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 58.

(4) Form of Fee Waiver and Expense Reimbursement Agreement is incorporated herein by reference to Post-Effective Amendment No. 60.

(i)(1) Opinion of Counsel regarding legality of shares being registered is incorporated herein by reference to Pre-Effective Amendment No. 1 filed on December 6, 1991 (“Pre-Effective Amendment No. 1”).

(2) Legal Counsel’s consent is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 30, 1999 (“Post-Effective Amendment No. 24”).

(3) Opinion of Counsel regarding legality of Class FI and Class R Shares being registered is incorporated herein by reference to Post-Effective Amendment No. 60.

(4) Opinion and Consent of Counsel regarding the legality of shares being registered is filed herewith.

(j)(1) Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 11, 2007 (“Post-Effective Amendment No. 68”).

(2) Consent of Independent Registered Public Accounting Firm, with respect to Legg Mason Partners Financial Services Fund, is incorporated herein by reference to Post-Effective Amendment No. 68.

(3) Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 12, 2007 (“Post-Effective Amendment No. 69”)

(4) Power of Attorney dated February 7, 2007 is filed herewith.

(k) Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1.

(m)(1) Amended Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund, Legg Mason Partners Classic Values Fund, Legg Mason Partners Large Capitalization Growth Fund, Legg Mason Partners Mid Cap Core Fund, Legg Mason Partners S&P 500 Index Fund, and LMIS (relating to Class A, B, C and I shares), dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 57.

(2) Amended Shareholder Services and Distribution Plan between the Registrant, on behalf of Legg Mason Partners Large Capitalization Growth Fund, and LMIS (relating to Class FI and R shares), dated August 1, 2006, is incorporated herein by reference to Post-Effective Amendment No. 60.

(n)(1) Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 56.

(2) Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 60.

(o) Not Applicable

(p)(1) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA and ClearBridge), is incorporated herein by reference to Post-Effective Amendment No. 56.

(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 56.

(3) Code of Ethics of CGMI is to be filed by amendment.

(4) Code of Ethics of PFS is to be filed by amendment.

(5) Code of Ethics of Barrett dated December 15, 2005 is incorporated herein by reference to Post-Effective Amendment No. 61.

(6) Code of Ethics of LMIE is incorporated herein by reference to Post-Effective Amendment No. 61.

(7) Code of Ethics of Batterymarch dated February 1,2005 is incorporated herein by reference to Post-Effective Amendment No. 61.

(8) Code of Ethics of Brandywine is to be filed by amendment.

(9) Code of Ethics of WAM and WAML dated as of February, 2005, is incorporated herein by reference to Post-Effective Amendment No. 62.

(10) Code of Ethics of LMIC is incorporated herein by reference to Post-Effective Amendment No. 62.

(11) Code of Ethics of Olstein is to be filed by amendment.

(12) Code of Ethics of LMCM is to be filed by amendment.

Item 24.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.	Indemnification

The response to this item is incorporated herein by reference to Pre-Effective Amendment No. 1.

The directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Reference is hereby made to (a) Section 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (the “CGMI Distribution Agreement”), incorporated by reference herein; (b) paragraph 7 of the Amendment to the CGMI Distribution Agreement incorporated by reference herein; (c) Section 4 of the Distribution Agreement between the Registrant and PFS Distributors, Inc. (the “PFS Distribution Agreement”), incorporated by reference herein; (d) paragraph 7 of the Amendment to the PFS Distribution Agreement incorporated by reference herein; (e) paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC, incorporated by reference herein.

Item 26.	Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadvisor — Clearbridge Advisors, LLC (formerly known as CAM North America, LLC) (“Clearbridge”)

Clearbridge was organized under the laws of the State of Delaware as a limited liability company. Clearbridge is a direct wholly-owned subsidiary of Legg Mason.

Clearbridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Clearbridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Clearbridge pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).

Subadviser — Barrett Associates, Inc. (“Barrett”)

Barrett was organized under the laws of the State of New York as a corporation. Barrett is a wholly-owned subsidiary of Legg Mason.

Barrett is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Barrett together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Barrett pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 831).

Subadviser—Batterymarch Financial Management, Inc. (“Batterymarch”)

Batterymarch was organized under the laws of the State of Maryland as a corporation. Batterymarch is an indirect wholly-owned subsidiary of Legg Mason.

Batterymarch is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Batterymarch together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Batterymarch pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 48035).

Subadvisor —Legg Mason International Equities Limited (“LMIE”)

The list required by this Item 26 of officers and directors of LMIE, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMIE pursuant to the Advisers Act (SEC File No. 801-57655).

Subadviser — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower

Director, PCM I
Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM
Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management Company Limited

WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.

Subadviser—Western Asset Management Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason.

WAML is registered as an investment adviser under the Advisers Act.

The following is a list of other substantial business activities in which directors, officers or partners of WAML have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain
Director, WAML
Director, LMCM
Manager, Brandywine
Senior Executive Vice President, Legg Mason
Director, Nova Scotia
Director, LMFM
Director, Barrett
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM

James W. Hirschmann III
Director, WAML
President, Legg Mason, Inc.

Director, WAM

Gavin L. James
Senior Executive Officer, WAML
Director of Global Client Services, WAM

Gregory B. McShea
General Counsel and CCO, WAML
General Counsel and CCO, WAM

Item 27.	Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Funds Trust, Variable Annuity Portfolios, Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Smith Barney Multiple Discipline Trust, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Equity Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Smith Barney Institutional Cash Management Fund, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Funds Trust, Variable Annuity Portfolios, Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Smith Barney Multiple Discipline Trust, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Equity Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Smith Barney Institutional Cash Management Fund, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28.	Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Investment Trust

125 Broad Street

New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadvisers:

(3)	c/o Legg Mason International Entities Limited

399 Park Avenue

New York, NY 10022

(4)	Barrett Associates, Inc.

90 Park Avenue

34th Floor

New York, NY 10016

(5)	Batterymarch Financial Management, Inc.

John Hancock Tower

200 Clarendon Street

Boston, MA 02116

(6)	c/o ClearBridge Advisors, LLC

399 Park Avenue

New York, NY 10022

(7)	c/o Western Asset Management Company and Western Asset Management Company Limited

399 Park Avenue

New York, NY 10022

(8)	c/o Legg Mason Investment Counsel, LLC

399 Park Avenue

New York, NY 10022

(9)	c/o Causeway Capital Management LLC

399 Park Avenue

New York, NY 10022

(10)	Olstein & Associates, L.P.

105 Corporate Park Drive

White Plains, NY 10604

With respect to the Registrant’s Custodian:

(11)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(12)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(13)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(14)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

(15)	PFS Investments, Inc.

3120 Breckinridge Blvd

Duluth, GA 30099-0062

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS EQUITY TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 13th day of April, 2007.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of its series indicated on Appendix A

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on April 13, 2007.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee
R. Jay Gerken

/s/ Kaprel Ozsolak	Treasurer and Chief Financial Officer
Kaprel Ozsolak

/s/ Paul R. Ades*	Trustee
Paul R. Ades

/s/ Andrew L. Breech*	Trustee
Andrew L. Breech

/s/ Dwight B. Crane*	Trustee
Dwight B. Crane

/s/ Robert M. Frayn, Jr.*	Trustee
Robert M. Frayn, Jr.

/s/ Frank G. Hubbard*	Trustee
Frank G. Hubbard

/s/ Howard J. Johnson*	Trustee
Howard J. Johnson

/s/ David E. Maryatt*	Trustee
David E. Maryatt

/s/ Jerome H. Miller*	Trustee
Jerome H. Miller

/s/ Ken Miller*	Trustee
Ken Miller

/s/ John J. Murphy*	Trustee
John J. Murphy

/s/ Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

/s/ Jerry A. Viscione*	Trustee
Jerry A. Viscione

*By: /s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated February 7, 2007.

APPENDIX A

SERIES NAME

Legg Mason Partners Appreciation Fund

Legg Mason Partners Capital and Income Fund

Legg Mason Partners Capital Fund

Legg Mason Partners Classic Values Fund

Legg Mason Partners Equity Fund

Legg Mason Partners Global Equity Fund

Legg Mason Partners Investors Value Fund

Legg Mason Partners Large Cap Growth Fund

Legg Mason Partners Lifestyle Allocation 100%

Legg Mason Partners Lifestyle Allocation 30%

Legg Mason Partners Lifestyle Allocation 50%

Legg Mason Partners Lifestyle Allocation 70%

Legg Mason Partners Lifestyle Allocation 85%

Legg Mason Partners Lifestyle Income Fund

Legg Mason Partners Mid Cap Core Fund

Legg Mason Partners S&P 500 Index Fund

Legg Mason Partners Small Cap Core Fund

Legg Mason Partners Small Cap Growth Fund

Legg Mason Partners Social Awareness Fund

Legg Mason Partners Aggressive Growth Fund

Legg Mason Partners Convertible Fund

Legg Mason Partners Diversified Large Cap Growth Fund

Legg Mason Partners Dividend Strategy Fund

Legg Mason Partners Emerging Markets Equity Fund

Legg Mason Partners Financial Services Fund

Legg Mason Partners Fundamental Value Fund

Legg Mason Partners International All Cap Opportunity Fund

Legg Mason Partners All Cap Fund

Legg Mason Partners Small Cap Value Fund

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
(a)(1)	The Registrant’s Declaration of Trust dated as of October 2, 2006

(a)(2)	Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007

(b)	The Registrant’s By-Laws dated October 4, 2006

(i)(4)	Opinion and Consent of Counsel regarding the legality of shares being registered

(j)(4)	Power of Attorney dated February 7, 2007